Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of discontinued operations [abstract]
Net income from discontinued operations
(USD millions unless indicated otherwise)	Q2 2023	H1 2023

Net sales to third parties from discontinued operations	2 391	4 799

Sales to continuing operations	58	153

Net sales from discontinued operations	2 449	4 952

Other revenues	6	12

Cost from goods sold	-1 263	-2 551

Gross profit from discontinued operations	1 192	2 413

Selling, general and administration	-595	-1 147

Research and development	-222	-441

Other income	21	28

Other expense	-283	-502

Operating income from discontinued operations	113	351

Income from associated companies		1

Interest expense	-8	-19

Other financial income and expense	-10	-18

Income before taxes from discontinued operations	95	315

Income taxes [1]	-49	-125

Net income from discontinued operations	46	190

[1] The tax rate in the second quarter of 2023 and in the first half of 2023 was impacted by non-recurring items such as net increases in uncertain tax positions of the Sandoz business and non-deductible expenses recognized related to a legal matter. Excluding these impacts, the tax rate would have been 31.5% in the second quarter of 2023 and 28.6% in the first half of 2023.

Items included in net income from discontinued operations
(USD millions unless indicated otherwise)	Q2 2023	H1 2023

Interest income		1

Depreciation of property, plant and equipment	-48	-99

Depreciation of right-of-use assets	-10	-18

Amortization of intangible assets	-56	-111

Impairment charges on property, plant and equipment	-1	-2

Impairment charges on intangible assets	-1	-13

Impairment reversals of property, plant and equipment	1	1

Additions to restructuring provisions	-11	-16

Equity-based compensation expense related to Novartis equity-based participation plans	-18	-36

Additions to property, plant and equipment, right-of-use assets and goodwill and intangible assets for discontinued operations
(USD millions)	Q2 2023	H1 2023

Additions to property, plant and equipment	82	160

Additions to right-of-use assets	24	33

Additions to goodwill and intangible assets	35	56